RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Alset Inc.

On January 17, 2024, the Company executed a convertible promissory note for $250,000 with Alset Inc, a Texas corporation (“Alset”) and a shareholder of the Company. The convertible promissory note (“Alset Note”) bears a 10% interest per annum and had an origination fee of $25,000 which is payable in cash or convertible into common shares of the Company at the option of Alset. The note and related accrued interest shall be due and payable in full on the earliest of (i) six months from the date of issuance; (ii) the acceleration of the Alset Note upon an occurrence of an event of default (as defined in the Alset Note); (iii) the third business day after the holder has delivered the Company a written demand for payment of the Alset Note; or (iv) upon the Company’s successful listing on The Nasdaq Stock Market LLC. Alset may, at its option, at any time during the term of the Alset Note, redeem a portion or all amounts of outstanding principal amount, without incurring penalties, additional interest, or other fees or charges.

HWH International Inc.

On March 18, 2024, the Company entered into a securities purchase agreement with HWH International Inc., a Delaware corporation (“HWH”) whereby the Company issued to HWH (i) a convertible promissory note in an aggregate principal amount of $250,000.00 which shall be convertible into 208,333,333 shares of the Company’s common stock at the option of HWH and (ii) a common stock purchase warrant agreement which shall be exercisable into up to 208,333,333 shares of the Company’s common stock for an aggregate purchase price of $250,000. The convertible promissory note (the “HWH Note”) bears a 6% interest per annum and had a commitment fee of $15,000. The note, together with any accrued interest reduced by any unamortized prepaid interest shall, at the discretion of HWH, either be repaid in cash and/or convert into shares of common stock of the Company at a conversion rate of $0.0012 per share; and it shall be due and payable in full on the earliest of: (i) the third anniversary of the note; (ii) the acceleration of the note upon the occurrence of an event of default (as defined in the note); or (iii) on the fifth business day after HWH has delivered to the Company a written demand for payment of this Note. The Company may, at its option, at any time during the term of the HWH Note, redeem a portion or all amounts of outstanding Principal Amount, without incurring penalties, additional interest, or other fees or charges. The purchase price of one share of common stock of the Company under this warrant shall be equal to $0.0012. The exercise period for each warrant will be five years from the date of this warrant. On June 19, 2024, the Company and HWH executed an amended to revise the conversion rate from $0.0001 to $0.002.

Mr. Chan, the Company’s chairman is the executive chairman and a director of HWH; Mr. Thatch, the Company’s chief executive officer (CEO) is the CEO of HWH.

Decentralized Sharing Systems, Inc.

In April 2021, the Company and DSSI entered into a Securities Purchase Agreement, pursuant to which DSSI granted a $30.0 million loan to the Company in exchange for: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “Note”) in favor of DSSI, and (b) a detachable Stock Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share. At any time during the term of the Note, all or part of the Note, including the principal amount less unamortized prepaid interest, if any, plus any accrued interest can be converted into shares of the Company’s Class A Common Stock at the rate of $0.20 per share, at the option of the holder. Under the terms of the loan agreement, the Company agreed to pay to DSSI a loan origination fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, with the number of shares to be calculated at the rate of $0.20 per share. In April 2021, Sharing Services issued 27.0 million shares of its Class A Common Stock to DSSI, including 15.0 million shares in payment of the loan origination fee and 12.0 million shares in prepayment of interest on a loan for the first year.

In January 2022, the Company and DSS who, together with its subsidiaries, entered into a one-year Business Consulting Agreement (the “Consulting Agreement”) pursuant to which the DSS will provide to the Company certain consulting services, as defined in the Consulting Agreement. The Consulting Agreement may be terminated by either party on a 60-day’s written notice. In connection with the Consulting Agreement, the Company agreed to pay DSS and flat monthly fee of sixty thousand dollars ($60,000) and DSS received a fully vested detachable Stock Warrant to purchase up to 50.0 million shares of the Company’s Class A Common Stock, at the exercise price of $0.0001 per share. On the effective date of the Consulting Agreement, the closing price of the Company’s common stock was $0.07 per share and the fair value of the Stock Warrant was $3.5 million. The fair value of the Stock Warrant is being recognized as consulting expense over the term of one year. During the fiscal year ended March 31, 2023 and 2022, the Company recognized consulting expense of approximately $3.5 million and $0.8 million, respectively, in connection with the Consulting Agreement. No service was recognized during the fiscal year ended March 31, 2024. In February 2022, the Company issued 50.0 million shares of its Common Stock Class A to DSS in connection with exercise of the Stock Warrant. As of March 31, 2023, the prepaid consulting expense of $2.9 million was fully amortized on the Company’s consolidated financial statements.

On June 15, 2022, the Company and DSSI entered into a Securities Purchase Agreement (the “SPA”), pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock (the “Warrant”), at $0.033 per share, in exchange for the $27.0 million. The 2022 Note bears interest at the annual rate of 8% and is due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. In connection with the loan, the Company agreed to pay to DSSI a loan Origination Fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a capital contribution within additional paid-in capital in the Company’s consolidated financial statements.

On February 3, 2023, the Company mutually agreed with DSS to enter into a Letter Agreement (the “DSS Letter Agreement”), pursuant to which the Company and DSS have agreed to terminate and release all obligations of the Consulting Agreement effective as of December 31, 2022. In accordance with the DSS Letter Agreement, the Company also agreed to issue 33,333,333 shares of the Company’s Common Stock in lieu of cash payment to satisfy the accrued and unpaid service fees equal to $700,000 owed to DSS under the Consulting Agreement.

On February 28, 2023, the Company and DSSI mutually agreed in a Letter Agreement (the “First DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note issued by the Company to DSSI. In accordance with the DSSI Letter Agreement, the Company agreed to issue 26,285,714 shares of the Company’s Common Stock, at a price per share of $0.021 in lieu of cash payment to satisfy the accrued and unpaid interest through and including December 31, 2022, in the amount of $552,000 owed to DSS.

On March 24, 2023, the Company, DSS and DSSI, entered into a Securities Exchange and Amendment Agreement (the “Agreement”) pursuant to which the parties agreed to: (1) exchange and surrender of the Assigned 60 million Warrants in exchange for 693,194 shares of the Company’s Class A common stock; (2) exchange and surrender the Service Warrants of 818,181,819 warrants for 9,452,647 shares of the Company’s Class A common stock; (3) exchange and surrender the DSSI Warrants; and (4) amend the 2022 Note by removing all conversion rights granted by the 2022 Note in exchange for 14,854,159 shares of the Company’s Class A common stock. The Company issued 25,000,000 shares of the Company’s Class A Common Stock in full satisfaction, exchange and payment for the exchanges and amendments set forth in the Agreement. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend on the Company’s consolidated financial statements.

On April 17, 2023, the Company and DSSI mutually agreed in a subsequent Letter Agreement (the “Second DSSI Letter Agreement”) to a mutual settlement of the interest accrued on the 2022 Note between January 1, 2023, through and including March 31, 2023. In accordance with the Second DSSI Letter Agreement, the Company agreed to issue 28,877,005 shares of the Company’s Common Stock, at a price per share of $0.0187 in lieu of cash payment to satisfy the accrued and unpaid interest between January 1, 2023, through and including March 31, 2023, in the amount of $540,000 owed to DSSI.

On May 4, 2023, DSS and DSSI distributed, in the aggregate, 280,528,500 shares of SHRG they then held to DSS, Inc. shareholders in connection with the Form S-1 (file no. 333-271184) initially filed with the Securities and Exchange Commission on April 7, 2023, and declared effective on April 25, 2023. Accordingly, after the distribution, DSS ceased to be a majority shareholder of the Company.

Effective June 30, 2023, subject to the terms of a certain Loan Purchase Contract, Assignment of Note and Liens and Other Loan Documents, and Note Allonge document, DSSI purchased from SHRG a Stemtech promissory note in the amount of $1.4 million, along with all SHRG’s rights in any Stemtech warrants, for a purchase price of $1.1 million, with the financial terms generally summarized as follows: (a) DSSI pays the $1.1 million purchase price by crediting the $27.0 million loan, first to interest and then to principal, and (b) DSSI acquired ownership of certain $1.4 million promissory note payable by Stemtech, free and clear of any liens, and any equity or warrant interest in the Stemtech that SHRG may have held. As of June 30, 2023, as a result of the transaction, the Company no longer has an investment in Stemtech.

On July 1, 2023, the Company and DSSI, entered into a Securities Purchase Agreement, pursuant to which the Company purchased 1,000 shares of common stock, par value $0.001 per share, (the “Shares”) representing all of the issued and outstanding shares of common stock of HWH World, Inc., a Texas corporation (“HWHW”). The Company purchased the Shares for a consideration of (i) $10 paid immediately in cash, and (ii) up to $711,300 payable from the gross proceeds generated from the sale of HWHW’s inventory, payable quarterly, and as described in detail in the Securities Purchase Agreement.

Effective July 1, 2023, the Company and DSSI cancelled the previously executed Securities Purchase Agreement related to HWHW and replaced it with an Asset Purchase Agreement whereby the Company agreed to purchase the inventory of HWHW as of June 30, 2023 and assumed certain account payable of HWHW as of June 30, 2023. Pursuant to the Asset Purchase Agreement, the Company agreed to pay DSSI a maximum of $757,641.98 from gross proceeds generated from the sale of HWHW inventory.

Effective July 31, 2023, the Company and HWHW also entered into an Exclusive Intellectual Property License Agreement (the “IP Agreement”). Pursuant to the IP Agreement, HWHW granted the Company an exclusive, non-transferable worldwide license to use HWHW’s intellectual property (the “IP”) as set forth in the IP Agreement. The purchase price from the Company to HWHW for the IP was (i) $10.00 paid in cash and (ii) 1% of the gross sales price of all new products made and sold, outside of the existing inventory conveyed under the terms of the Asset Purchase Agreement, which commenced on November 1, 2023. The IP Agreement terminates on November 1, 2033.

On July 1, 2023, the Company and DSSI, entered into a Securities Purchase Agreement (“HWHH SPA”), pursuant to which the Company purchased 1,000 shares of common stock, par value $0.001 per share, (the “HWHH Shares”) representing all of the issued and outstanding shares of common stock of HWH Holdings, Inc., a Texas corporation (“HWHH”). The Company purchased the HWHH Shares for a consideration of (i) $10.00 paid immediately in cash, and (ii) up to $1,210,224 payable from the gross proceeds generated from the sale of HWHH’s inventory, payable quarterly, and as described in detail in the Securities Purchase Agreement.

Effective July 1, 2023, the Company, DSSI and Ascend Management Pte, a Singaporean private limited company (“Ascend Management”) executed an Assignment and Assumption Agreement whereby Ascend Management purchased 1,000 shares of common stock, par value $0.01 per share, of HWHH, representing all of the issued and outstanding shares of capital stock of HWHH, pursuant to that certain Securities Purchase Agreement made as of July 1, 2023 by and between DSSI and the Company. In connection with the Assignment and Assumption Agreement, the Company and HWHH entered into a business consulting agreement to assist in the management of the business of HWHH.

On January 31, 2024, DSSI and Ascend Management executed an agreement whereby the obligations under the HWHH SPA were deemed fully complied with and that Ascend Management has been fully released and discharged from all liabilities, obligations, claims and demands whatsoever arising out of or in connection with the HWHH SPA and in respect of anything done or omitted to be done under or in connection with the HWHH SPA.

On August 31, 2023, the Company and DSSI executed a debt exchange agreement whereby DSSI cancelled the $27 million loan and accepted 26,000 shares of the Company’s Series D Preferred Stock, $0.0001 par value per share (“Preferred D Stock”) in exchange for the cancellation of the $27.0 million loan. Pursuant to the debt exchange agreement, the principal amount together with all unpaid interest, totaling $26,169,367 was deemed to be repaid. The holder of Preferred D Stock is entitled to receive dividends in cash valued at a rate of 25% per annum of the operating income of the Company. Any accrued and unpaid dividends shall be payable in cash commencing on August 31, 2024 and continuing each annual anniversary of such date on a perpetual basis.

Hapi Café, Inc.

In November 2021, Sharing Services and Hapi Café, Inc, a company affiliated with Heng Fai Ambrose Chan, a Director of the Company, entered into a Master Franchise Agreement pursuant to which Sharing Services acquired the exclusive franchise rights in North America to the brand “Hapi Café.” Under the terms, Sharing Services, directly or through its subsidiaries, has the right to operate no less than five (5) corporate-owned stores and can offer to the public sub-franchise rights to own and operate other stores, subject to the terms and conditions contained in the Master Franchise Agreement.

American Pacific Bancorp, Inc., currently known as American Pacific Financial, Inc.

On June 15, 2022, Sharing Services, through one of its subsidiaries, entered into a secured real estate promissory note with American Pacific Bancorp, Inc. (“APB”), and the Company entered into a Loan Agreement pursuant to which APB loaned the Company approximately $5.7 million. The loan bore interest at the annual rate of 8%, would mature on September 1, 2024, was payable in equal monthly instalments of $43,897 commencing on July 1, 2022 (with the remainder due on September 1, 2024). The loan was secured by a first mortgage interest on the Company’s Lindon, Utah office building. In connection with this loan, the Company received net proceeds of $5,522,829 from APB on June 17, 2022. APB is a subsidiary of DSS.

On August 11, 2022, the Company executed a revolving credit promissory note with APB pursuant to which the Company has access to advances with a maximum principal balance not to exceed the principal sum of $10.0 million. The APB Revolving Note is collateralized by the assets of the Company, and it bears interest at the annual rate of 8% and such interest shall be due and payable quarterly as it accrues on the outstanding balance. On December 9, 2022, APB and the Company mutually agreed to limit and/or end any further commitment by APB to fund or to readvance under the terms of the APB Revolving Note to $6.0 million.

As discussed above, effective June 30, 2023 subject to the terms of an Assignment of Limited Liability Company Interests agreement, DSSI purchased the SHRG subsidiary, Linden Real Estate Holdings LLC, with the financial terms generally summarized as follows: (a) DSSI assumed approximately $7.24 million in SHRG liabilities (namely, all amounts due under the APB Loan and the APB Revolving Note), (b) DSSI credited SHRG $239,790 towards accrued interest payable under the 2022 Note (the “$27.0 million loan”), and (c) DSSI acquired ownership of Linden Real Estate Holdings LLC, with its sole asset being a commercial lot and commercial building located in Lindon, Utah, subject to the assumed indebtedness.

HWH World, Inc.

A subsidiary of the Company operating in the Republic of Korea subleases office space, on a month-to-month basis, from HWH World, Inc. (“HWH World”), until September 30, 2023, a subsidiary of DSS and a company affiliated with Heng Fai Ambrose Chan, a Director of the Company. Pursuant to the terms of the sublease agreement, the Company recognized a right-of-use asset and an operating lease liability in connection therewith. In May 2022, the Company and HWH World amended the related sublease agreement to significantly reduce the space subleased by the Company and the related rent obligation. On June 30, 2022, the right-of-use asset and liability were written off and a new month-to-month rental agreement was entered into for the reduced space subleased by the Company. The company recognized approximately $630 in monthly rent expense in connection with the new lease.

Premier Packaging Corporation

In the fiscal years ended March 31, 2024 and 2023, a wholly owned subsidiary of the Company issued purchase orders to Premier Packaging Corporation, a subsidiary of DSS, to acquire printed packaging materials for approximately $0 and $108,000, respectively.

New Electric CV Corp. (formerly, American Premium Water Corporation)

In July 2021, the Company and American Premium Water Corporation (“American Premium”) entered into a business consulting agreement pursuant to which the Company provides consulting services to American Premium in exchange for a monthly fee of $4,166. Mr. John “JT” Thatch, a director of the Company, also serves on the Board of Directors of American Premium. During the fiscal year ended March 31, 2023, the Company recognized consulting fee income of approximately $50,000. No consulting fee income was recognized in the fiscal year ended March 31, 2024.